(2_fidelity_logos)(Registered Trademark)

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2002

(Empire_Fidelity_Investments_Life_insurance_Company_logo)(Registered Trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2002

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Assets:
Investments at market value	$ 131,876	$ 19,974	$ 88,879	$ 80,065	$ 13,381	$ 97,808	$ 60,393
Receivable from EFILI	0	0	1	0	0	0	0
Total Assets	131,876	19,974	88,880	80,065	13,381	97,808	60,393
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0
Total net assets	$ 131,875	$ 19,974	$ 88,880	$ 80,065	$ 13,381	$ 97,808	$ 60,393
Net Assets:
Accumulation reserves	$ 124,954	$ 17,863	$ 79,961	$ 74,602	$ 12,815	$ 84,540	$ 53,954
Annuity reserves	6,921	2,111	8,919	5,463	566	13,268	6,439
Total net assets	$ 131,875	$ 19,974	$ 88,880	$ 80,065	$ 13,381	$ 97,808	$ 60,393
Units outstanding	6,879	979	2,314	1,985	725	3,792	2,360
Unit value (accumulation)	$ 19.175795	$ 20.406878	$ 38.437736	$ 40.350120	$ 18.471868	$ 25.818778	$ 25.605870
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Assets:
Investments at market value	$ 61,787	$ 16,913	$ 111,114	$ 12,892	$ 29,922	$ 9,097	$ 33,659
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	61,787	16,913	111,114	12,892	29,922	9,097	33,659
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 61,787	$ 16,913	$ 111,114	$ 12,892	$ 29,922	$ 9,097	$ 33,659
Net Assets:
Accumulation reserves	$ 56,119	$ 14,772	$ 102,353	$ 9,035	$ 25,146	$ 8,032	$ 29,769
Annuity reserves	5,668	2,141	8,761	3,857	4,776	1,065	3,890
Total net assets	$ 61,787	$ 16,913	$ 111,114	$ 12,892	$ 29,922	$ 9,097	$ 33,659
Units outstanding	2,704	1,058	4,711	1,061	2,371	1,041	3,498
Unit value (accumulation)	$ 22.860126	$ 15.998366	$ 23.595531	$ 12.171447	$ 12.633548	$ 8.746452	$ 9.627688
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Assets:
Investments at market value	$ 336	$ 2,568	$ 1,125	$ 3,930	$ 2,539	$ 282	$ 627
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	336	2,568	1,125	3,930	2,539	282	627
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	336	2,568	1,125	3,930	2,539	282	627
Net Assets:
Accumulation reserves	$ 323	$ 2,430	$ 1,058	$ 3,777	$ 2,431	$ 282	$ 575
Annuity reserves	13	138	67	153	108	0	52
Total net assets	336	2,568	1,125	3,930	2,539	282	627
Units outstanding	56	440	137	470	297	35	77
Unit value (accumulation)	$ 6.038844	$ 5.839975	$ 8.223962	$ 8.360958	$ 8.563400	$ 8.061016	$ 8.119005
	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Assets:
Investments at market value	$ 3,368	$ 2,258	$ 3,365	$ 2,038	$ 5,045	$ 17,905	$ 12,825
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	3,368	2,258	3,365	2,038	5,045	17,905	12,825
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 3,368	$ 2,258	$ 3,365	$ 2,038	$ 5,045	$ 17,905	$ 12,825
Net Assets:
Accumulation reserves	$ 3,259	$ 2,168	$ 2,785	$ 1,838	$ 4,904	$ 16,435	$ 11,389
Annuity reserves	109	90	580	200	141	1,470	1,436
Total net assets	$ 3,368	$ 2,258	$ 3,365	$ 2,038	$ 5,045	$ 17,905	$ 12,825
Units outstanding	454	181	336	269	699	1,398	964
Unit value (accumulation)	$ 7.420237	$ 12.490323	$ 10.019274	$ 7.591481	$ 7.216840	$ 12.817240	$ 13.312330
(In thousands, except per unit data)	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Assets:
Investments at market value	$ 12,351	$ 14,744	$ 7,808	$ 7,384	$ 3,215	$ 1,057	$ 811
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	12,351	14,744	7,808	7,384	3,215	1,057	811
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 12,351	$ 14,744	$ 7,808	$ 7,384	$ 3,215	$ 1,057	$ 811
Net Assets:
Accumulation reserves	$ 12,032	$ 13,981	$ 7,228	$ 6,538	$ 2,986	$ 1,022	$ 729
Annuity reserves	319	763	580	846	229	35	82
Total net assets	$ 12,351	$ 14,744	$ 7,808	$ 7,384	$ 3,215	$ 1,057	$ 811
Units outstanding	2,321	1,355	882	659	439	149	124
Unit value (accumulation)	$ 5.321156	$ 10.886841	$ 8.858507	$ 11.214953	$ 7.332372	$ 7.081701	$ 6.532723

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2002

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - High Income	VIP - Equity- Income	VIP - Growth	VIP - Overseas	VIP II - Investment Grade Bond	VIP II - Asset Manager
Income:
Dividends	$ 2,460	$ 1,498	$ 1,950	$ 280	$ 130	$ 2,895	$ 2,777
Expenses:
Mortality and expense risk charges	1,101	106	823	792	120	663	506
Administrative and other charges	87	10	73	65	9	64	44
Net investment income (loss)	1,272	1,382	1,054	(577)	1	2,168	2,227
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(146)	1,399	(3,742)	(1,088)	1,725	(1,632)
Realized gain distributions	0	0	2,654	0	0	0	0
Net realized gain (loss) on investments	0	(146)	4,053	(3,742)	(1,088)	1,725	(1,632)
Unrealized appreciation (depreciation)	0	(792)	(27,338)	(35,656)	(2,616)	4,215	(7,988)
Net increase (decrease) in net assets from operations	$ 1,272	$ 444	$ (22,231)	$ (39,975)	$ (3,703)	$ 8,108	$ (7,393)
	Subaccounts Investing In:
	VIP II - Index 500	VIP II - Asset Manager: Growth	VIP II - Contrafund	VIP III - Balanced	VIP III - Growth & Income	VIP III - Growth Opportunities	VIP III - Mid Cap
Income:
Dividends	$ 1,041	$ 575	$ 1,089	$ 337	$ 501	$ 119	$ 378
Expenses:
Mortality and expense risk charges	568	144	954	89	261	79	295
Administrative and other charges	50	14	81	10	27	8	28
Net investment income (loss)	423	417	54	238	213	32	55
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,339)	(814)	3,750	(94)	(1,163)	(773)	(454)
Realized gain distributions	0	0	0	0	0	0	0
Net realized gain (loss) on investments	(1,339)	(814)	3,750	(94)	(1,163)	(773)	(454)
Unrealized appreciation (depreciation)	(19,748)	(3,222)	(17,352)	(1,408)	(6,010)	(2,111)	(4,376)
Net increase (decrease) in net assets from operations	$ (20,664)	$ (3,619)	$ (13,548)	$ (1,264)	$ (6,960)	$ (2,852)	$ (4,775)
	Subaccounts Investing In:
	VIP IV - Telecomm. and Utilities Growth	VIP IV - Technology	VIP IV - Natural Resources	VIP IV - Health Care	VIP IV - Financial Services	VIP IV - Cyclical Industries	VIP IV - Consumer Industries
Income:
Dividends	$ 5	$ 0	$ 9	$ 14	$ 30	$ 0	$ 0
Expenses:
Mortality and expense risk charges	3	17	9	37	22	4	5
Administrative and other charges	0	1	1	3	2	0	1
Net investment income (loss)	2	(18)	(1)	(26)	6	(4)	(6)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(45)	(233)	(80)	(237)	(41)	(88)	(52)
Realized gain distributions	0	0	0	6	0	0	0
Net realized gain (loss) on investments	(45)	(233)	(80)	(231)	(41)	(88)	(52)
Unrealized appreciation (depreciation)	(118)	(1,082)	(209)	(836)	(431)	(91)	(154)
Net increase (decrease) in net assets from operations	$ (161)	$ (1,333)	$ (290)	$ (1,093)	$ (466)	$ (183)	$ (212)
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	PBHG - Growth II	PBHG - Small Cap Value	PBHG - Select Value
Income:
Dividends	$ 0	$ 150	$ 43	$ 18	$ 0	$ 0	$ 146
Expenses:
Mortality and expense risk charges	32	17	24	10	54	194	129
Administrative and other charges	3	1	2	1	4	16	13
Net investment income (loss)	(35)	132	17	7	(58)	(210)	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(250)	(37)	(7)	(12)	(4,831)	(1,488)	(2,607)
Realized gain distributions	0	0	38	0	0	346	0
Net realized gain (loss) on investments	(250)	(37)	31	(12)	(4,831)	(1,142)	(2,607)
Unrealized appreciation (depreciation)	(391)	(38)	(749)	(283)	2,132	(8,976)	(2,935)
Net increase (decrease) in net assets from operations	$ (676)	$ 57	$ (701)	$ (288)	$ (2,757)	$ (10,328)	$ (5,538)
	Subaccounts Investing In:
	PBHG - Technology & Communications	PBHG - Select 20	SVIF - Mid Cap Growth Fund II	SVIF - Opportunity Fund II	CST - Small Cap Growth	CST - International Focus	CST - Global Post-Venture Capital
Income:
Dividends	$ 0	$ 0	$ 0	$ 35	$ 0	$ 0	$ 0
Expenses:
Mortality and expense risk charges	160	156	86	72	35	10	8
Administrative and other charges	12	12	7	6	3	1	1
Net investment income (loss)	(172)	(168)	(93)	(43)	(38)	(11)	(9)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(808)	(227)	(3,356)	(581)	(1,262)	(102)	(462)
Realized gain distributions	0	0	0	159	0	0	0
Net realized gain (loss) on investments	(808)	(227)	(3,356)	(422)	(1,262)	(102)	(462)
Unrealized appreciation (depreciation)	(17,447)	(7,948)	(2,332)	(2,823)	(842)	(187)	(1)
Net increase (decrease) in net assets from operations	$ (18,427)	$ (8,343)	$ (5,781)	$ (3,288)	$ (2,142)	$ (300)	$ (472)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2002 and 2001

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - High Income		VIP - Equity-Income		VIP - Growth
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 1,272	$ 4,855	$ 1,382	$ 1,720	$ 1,054	$ 1,116	$ (577)	$ (1,145)
Net realized gain (loss) on investments	0	0	(146)	(499)	4,053	7,768	(3,742)	16,522
Unrealized appreciation (depreciation)	0	0	(792)	(3,212)	(27,338)	(16,963)	(35,656)	(51,057)
Net increase (decrease) in net assets from operations	1,272	4,855	444	(1,991)	(22,231)	(8,079)	(39,975)	(35,680)
Contract Transactions:
Payments received from contract owners	26,055	65,965	465	447	2,661	7,537	1,875	5,309
Transfers between sub-accounts and the fixed account, net	16,891	(2,755)	7,860	859	(9,616)	5,919	(13,047)	(15,179)
Contract benefits	(791)	(805)	(142)	(151)	(1,461)	(1,295)	(820)	(1,031)
Contract terminations	(65,820)	(38,210)	(654)	(974)	(7,081)	(7.910)	(7,302)	(8,015)
Contract maintenance charges	(20)	(19)	(3)	(3)	(21)	(22)	(30)	(38)
Other transfers (to) from EFILI, net	69	(3)	5	3	161	(1)	90	(18)
Net increase (decrease) in net assets from contract transactions	(23,616)	24,173	7,531	181	(15,357)	4,228	(19,234)	(18,972)
Total increase (decrease) in net assets	(22,344)	29,028	7,975	(1,810)	(37,588)	(3,851)	(59,209)	(54,652)
Net Assets:
Beginning of period	154,219	125,191	11,999	13,809	126,468	130,319	139,274	193,926
End of period	$ 131,875	$ 154,219	$ 19,974	$ 11,999	$ 88,880	$ 126,468	$ 80,065	$ 139,274
Units Issued, Transferred and Redeemed:
Beginning balance	8,115	6,808	604	608	2,712	2,634	2,394	2,722
Units issued	1,452	3,784	24	20	61	165	38	84
Units transferred	852	(302)	391	35	(154)	121	(223)	(257)
Units redeemed	(3,540)	(2,175)	(40)	(59)	(305)	(208)	(224)	(155)
Ending balance	6,879	8,115	979	604	2,314	2,712	1,985	2,394
	Subaccounts Investing In:
	VIP - Overseas		VIP II - Investment Grade Bond		VIP II - Asset Manager		VIP II - Index 500
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 1	$ 1,105	$ 2,168	$ 976	$ 2,227	$ 2,664	$ 423	$ 345
Net realized gain (loss) on investments	(1,088)	1,331	1,725	734	(1,632)	928	(1,339)	3,391
Unrealized appreciation (depreciation)	(2,616)	(8,107)	4,215	1,168	(7,988)	(7,775)	(19,748)	(17,407)
Net increase (decrease) in net assets from operations	(3,703)	(5,671)	8,108	2,878	(7,393)	(4,183)	(20,664)	(13,671)
Contract Transactions:
Payments received from contract owners	321	573	7,201	18,723	1,553	3,626	2,662	6,182
Transfers between sub-accounts and the fixed account, net	(686)	(3,280)	28,471	32,103	(4,581)	(955)	(6,481)	(2,941)
Contract benefits	(82)	(82)	(1,165)	(499)	(1,009)	(594)	(861)	(619)
Contract terminations	(958)	(1,349)	(17,020)	(3,668)	(4,519)	(3,987)	(3,368)	(4,903)
Contract maintenance charges	(4)	(6)	(17)	(9)	(13)	(15)	(20)	(21)
Other transfers (to) from EFILI, net	4	(4)	25	(4)	25	10	35	8
Net increase (decrease) in net assets from contract transactions	(1,405)	(4,148)	17,495	46,646	(8,544)	(1,915)	(8,033)	(2,294)
Total increase (decrease) in net assets	(5,108)	(9,819)	25,603	49,524	(15,937)	(6,098)	(28,697)	(15,965)
Net Assets:
Beginning of period	18,489	28,308	72,205	22,681	76,330	82,428	90,484	106,449
End of period	$ 13,381	$ 18,489	$ 97,808	$ 72,205	$ 60,393	$ 76,330	$ 61,787	$ 90,484
Units Issued, Transferred and Redeemed:
Beginning balance	792	948	3,063	1,035	2,700	2,773	3,054	3,132
Units issued	15	22	296	820	58	128	102	201
Units transferred	(31)	(123)	1,164	1,426	(186)	(52)	(283)	(87)
Units redeemed	(51)	(55)	(731)	(218)	(212)	(149)	(169)	(192)
Ending balance	725	792	3,792	3,063	2,360	2,700	2,704	3,054
(In thousands)	Subaccounts Investing In:
	VIP II - Asset Manager: Growth		VIP II - Contrafund		VIP III - Balanced		VIP III - Growth & Income
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 417	$ 538	$ 54	$ 48	$ 238	$ 244	$ 213	$ 236
Net realized gain (loss) on investments	(814)	460	3,750	10,748	(94)	(2)	(1,163)	1,649
Unrealized appreciation (depreciation)	(3,222)	(3,272)	(17,352)	(33,341)	(1,408)	(480)	(6,010)	(6,481)
Net increase (decrease) in net assets from operations	(3,619)	(2,274)	(13,548)	(22,545)	(1,264)	(238)	(6,960)	(4,596)
Contract Transactions:
Payments received from contract owners	323	1,336	2,645	4,714	1,233	1,895	844	2,973
Transfers between sub-accounts and the fixed account, net	(1,008)	(2,215)	(8,430)	(9,783)	2,489	1,456	(2,677)	(1,118)
Contract benefits	(227)	(266)	(1,150)	(955)	(189)	(157)	(484)	(585)
Contract terminations	(1,150)	(1,523)	(7,176)	(8,677)	(886)	(472)	(2,268)	(2,472)
Contract maintenance charges	(6)	(7)	(33)	(35)	(2)	(2)	(9)	(10)
Other transfers (to) from EFILI, net	9	(18)	27	14	(2)	1	20	10
Net increase (decrease) in net assets from contract transactions	(2,059)	(2,693)	(14,117)	(14,722)	2,643	2,721	(4,574)	(1,202)
Total increase (decrease) in net assets	(5,678)	(4,967)	(27,665)	(37,267)	1,379	2,483	(11,534)	(5,798)
Net Assets:
Beginning of period	22,591	27,558	138,779	176,046	11,513	9,030	41,456	47,254
End of period	$ 16,913	$ 22,591	$ 111,114	$ 138,779	$ 12,892	$ 11,513	$ 29,922	$ 41,456
Units Issued, Transferred and Redeemed:
Beginning balance	1,184	1,326	5,291	5,841	857	656	2,716	2,802
Units issued	18	71	107	183	101	145	65	194
Units transferred	(65)	(118)	(345)	(349)	195	108	(198)	(63)
Units redeemed	(79)	(95)	(342)	(384)	(92)	(52)	(212)	(217)
Ending balance	1,058	1,184	4,711	5,291	1,061	857	2,371	2,716
	Subaccounts Investing In:
	VIP III - Growth Opportunities		VIP III - Mid Cap		VIP IV - Telecomm. and Utilities Growth		VIP IV - Technology
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01*	12/31/02	12/31/01*
Operations:
Net investment income (loss)	$ 32	$ (58)	$ 55	$ (335)	$ 2	$ 0	$ (18)	$ (6)
Net realized gain (loss) on investments	(773)	(547)	(454)	299	(45)	2	(233)	49
Unrealized appreciation (depreciation)	(2,111)	(1,973)	(4,376)	(2,048)	(118)	(15)	(1,082)	81
Net increase (decrease) in net assets from operations	(2,852)	(2,578)	(4,775)	(2,084)	(161)	(13)	(1,333)	124
Contract Transactions:
Payments received from contract owners	229	255	1,726	6,065	78	208	372	730
Transfers between sub-accounts and the fixed account, net	(388)	(1,475)	(1,515)	(3,037)	(63)	311	(25)	2,854
Contract benefits	(179)	(136)	(394)	(316)	(2)	(1)	(34)	(3)
Contract terminations	(701)	(817)	(2,197)	(2,456)	(17)	0	(84)	(20)
Contract maintenance charges	(3)	(3)	(11)	(10)	(1)	(1)	(11)	(3)
Other transfers (to) from EFILI, net	4	0	3	7	(2)	0	0	1
Net increase (decrease) in net assets from contract transactions	(1,038)	(2,176)	(2,388)	253	(7)	517	218	3,559
Total increase (decrease) in net assets	(3,890)	(4,754)	(7,163)	(1,831)	(168)	504	(1,115)	3,683
Net Assets:
Beginning of period	12,987	17,741	40,822	42,653	504	0	3,683	0
End of period	$ 9,097	$ 12,987	$ 33,659	$ 40,822	$ 336	$ 504	$ 2,568	$ 3,683
Units Issued, Transferred and Redeemed:
Beginning balance	1,152	1,335	3,794	3,805	58	0	389	0
Units issued	22	22	163	605	10	23	49	82
Units transferred	(41)	(118)	(204)	(311)	(10)	35	21	309
Units redeemed	(92)	(87)	(255)	(305)	(2)	0	(19)	(2)
Ending balance	1,041	1,152	3,498	3,794	56	58	440	389

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

(In thousands)	Subaccounts Investing In:
	VIP IV - Natural Resources		VIP IV - Health Care		VIP IV - Financial Services		VIP IV - Cyclical Industries
	12/31/02	12/31/01*	12/31/02	12/31/01*	12/31/02	12/31/01*	12/31/02	12/31/01*
Operations:
Net investment income (loss)	$ (1)	$ (1)	$ (26)	$ (17)	$ 6	$ 0	$ (4)	$ (1)
Net realized gain (loss) on investments	(80)	(12)	(231)	(90)	(41)	15	(88)	(1)
Unrealized appreciation (depreciation)	(209)	(15)	(836)	(2)	(431)	14	(91)	20
Net increase (decrease) in net assets from operations	(290)	(28)	(1,093)	(109)	(466)	29	(183)	18
Contract Transactions:
Payments received from contract owners	92	60	790	1,076	441	576	85	15
Transfers between sub-accounts and the fixed account, net	725	608	(505)	4,335	342	1,764	(55)	414
Contract benefits	(6)	(1)	(14)	(5)	(16)	(3)	(2)	(1)
Contract terminations	(29)	0	(421)	(24)	(115)	(6)	(8)	0
Contract maintenance charges	(5)	(2)	(7)	(91)	(4)	(3)	(2)	0
Other transfers (to) from EFILI, net	1	0	(2)	0	1	(1)	0	1
Net increase (decrease) in net assets from contract transactions	778	665	(159)	5,291	649	2,327	18	429
Total increase (decrease) in net assets	488	637	(1,252)	5,182	183	2,356	(165)	447
Net Assets:
Beginning of period	637	0	5,182	0	2,356	0	447	0
End of period	$ 1,125	$ 637	$ 3,930	$ 5,182	$ 2,539	$ 2,356	$ 282	$ 447
Units Issued, Transferred and Redeemed:
Beginning balance	68	0	510	0	242	0	44	0
Units issued	10	6	84	107	45	60	9	2
Units transferred	63	62	(75)	406	24	183	(17)	42
Units redeemed	(4)	0	(49)	(3)	(14)	(1)	(1)	0
Ending balance	137	68	470	510	297	242	35	44
	Subaccounts Investing In:
	VIP IV - Consumer Industries		UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Value Equity
	12/31/02	12/31/01*	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (6)	$ (1)	$ (35)	$ (29)	$ 132	$ 92	$ 17	$ 8
Net realized gain (loss) on investments	(52)	5	(250)	(336)	(37)	3	31	(7)
Unrealized appreciation (depreciation)	(154)	(2)	(391)	(12)	(38)	(21)	(749)	(172)
Net increase (decrease) in net assets from operations	(212)	2	(676)	(377)	57	74	(701)	(171)
Contract Transactions:
Payments received from contract owners	53	39	67	51	93	18	214	642
Transfers between sub-accounts and the fixed account, net	431	335	1,176	(466)	965	464	1,667	191
Contract benefits	(6)	(1)	(16)	(10)	(10)	(3)	(45)	(65)
Contract terminations	(11)	(2)	(346)	(106)	(82)	(40)	(136)	(128)
Contract maintenance charges	(2)	0	(1)	(1)	(1)	0	(1)	(1)
Other transfers (to) from EFILI, net	0	1	2	1	2	(1)	(20)	24
Net increase (decrease) in net assets from contract transactions	465	372	882	(531)	967	438	1,679	663
Total increase (decrease) in net assets	253	374	206	(908)	1,024	512	978	492
Net Assets:
Beginning of period	374	0	3,162	4,070	1,234	722	2,387	1,895
End of period	$ 627	$ 374	$ 3,368	$ 3,162	$ 2,258	$ 1,234	$ 3,365	$ 2,387
Units Issued, Transferred and Redeemed:
Beginning balance	38	0	385	460	107	68	197	144
Units issued	6	4	8	6	8	2	19	52
Units transferred	35	34	109	(67)	74	41	136	16
Units redeemed	(2)	0	(48)	(14)	(8)	(4)	(16)	(15)
Ending balance	77	38	454	385	181	107	336	197

* For the period July 30, 2001 (commencement of operations) through December 31, 2001.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2002 and 2001

(In thousands)	Subaccounts Investing In:
	UIF - International Magnum		PBHG - Growth II		PBHG - Small Cap Value		PBHG - Select Value
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ 7	$ (3)	$ (58)	$ (121)	$ (210)	$ (177)	$ 4	$ (127)
Net realized gain (loss) on investments	(12)	(38)	(4,831)	(4,904)	(1,142)	744	(2,607)	595
Unrealized appreciation (depreciation)	(283)	(157)	2,132	(4,660)	(8,976)	132	(2,935)	(2,354)
Net increase (decrease) in net assets from operations	(288)	(198)	(2,757)	(9,685)	(10,328)	699	(5,538)	(1,886)
Contract Transactions:
Payments received from contract owners	104	83	47	388	1,482	3,114	685	3,540
Transfers between sub-accounts and the fixed account, net	1,556	(121)	(4,926)	(2,228)	(1,144)	7,527	(9,008)	10,957
Contract benefits	(12)	(7)	(23)	(45)	(187)	(165)	(206)	(148)
Contract terminations	(72)	(36)	(474)	(689)	(1,551)	(1,322)	(937)	(1,141)
Contract maintenance charges	0	0	(3)	(5)	(7)	(7)	(4)	(5)
Other transfers (to) from EFILI, net	1	(2)	4	1	3	0	4	7
Net increase (decrease) in net assets from contract transactions	1,577	(83)	(5,375)	(2,578)	(1,404)	9,147	(9,466)	13,210
Total increase (decrease) in net assets	1,289	(281)	(8,132)	(12,263)	(11,732)	9,846	(15,004)	11,324
Net Assets:
Beginning of period	749	1,030	13,177	25,440	29,637	19,791	27,829	16,505
End of period	$ 2,038	$ 749	$ 5,045	$ 13,177	$ 17,905	$ 29,637	$ 12,825	$ 27,829
Units Issued, Transferred and Redeemed:
Beginning balance	81	90	1,260	1,437	1,581	1,110	1,555	930
Units issued	12	8	6	29	89	185	41	196
Units transferred	186	(13)	(505)	(143)	(159)	390	(557)	513
Units redeemed	(10)	(4)	(62)	(63)	(113)	(104)	(75)	(84)
Ending balance	269	81	699	1,260	1,398	1,581	964	1,555
	Subaccounts Investing In:
	PBHG - Technology & Communications		PBHG - Select 20		SVIF - Mid Cap Growth Fund II		SVIF - Opportunity Fund II
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (172)	$ (443)	$ (168)	$ (314)	$ (93)	$ (168)	$ (43)	$ (42)
Net realized gain (loss) on investments	(808)	(2,011)	(227)	11,104	(3,356)	(980)	(422)	1,607
Unrealized appreciation (depreciation)	(17,447)	(47,600)	(7,948)	(31,805)	(2,332)	(7,565)	(2,823)	(2,151)
Net increase (decrease) in net assets from operations	(18,427)	(50,054)	(8,343)	(21,015)	(5,781)	(8,713)	(3,288)	(586)
Contract Transactions:
Payments received from contract owners	319	2,079	168	1,218	246	819	755	822
Transfers between sub-accounts and the fixed account, net	(5,555)	(10,915)	(6,013)	(10,093)	(1,946)	(5,309)	(203)	2,819
Contract benefits	(81)	(159)	(161)	(162)	(71)	(114)	(161)	(81)
Contract terminations	(1,656)	(1,847)	(1,482)	(1,595)	(970)	(770)	(491)	(358)
Contract maintenance charges	(12)	(21)	(7)	(11)	(3)	(5)	(3)	(2)
Other transfers (to) from EFILI, net	10	4	1	3	6	3	4	5
Net increase (decrease) in net assets from contract transactions	(6,975)	(10,859)	(7,494)	(10,640)	(2,738)	(5,376)	(99)	3,205
Total increase (decrease) in net assets	(25,402)	(60,913)	(15,837)	(31,655)	(8,519)	(14,089)	(3,387)	2,619
Net Assets:
Beginning of period	37,753	98,666	30,581	62,236	16,327	30,416	10,771	8,152
End of period	$ 12,351	$ 37,753	$ 14,744	$ 30,581	$ 7,808	$ 16,327	$ 7,384	$ 10,771
Units Issued, Transferred and Redeemed:
Beginning balance	3,239	4,003	1,914	2,466	1,142	1,461	697	504
Units issued	48	125	13	64	21	51	52	54
Units transferred	(708)	(747)	(443)	(518)	(179)	(310)	(41)	170
Units redeemed	(258)	(142)	(129)	(98)	(102)	(60)	(49)	(31)
Ending balance	2,321	3,239	1,355	1,914	882	1,142	659	697
(In thousands)	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Post-Venture Capital
	12/31/02	12/31/01	12/31/02	12/31/01	12/31/02	12/31/01
Operations:
Net investment income (loss)	$ (38)	$ (54)	$ (11)	$ (15)	$ (9)	$ (16)
Net realized gain (loss) on investments	(1,262)	(746)	(102)	(195)	(462)	(333)
Unrealized appreciation (depreciation)	(842)	(900)	(187)	(251)	(1)	(523)
Net increase (decrease) in net assets from operations	(2,142)	(1,700)	(300)	(461)	(472)	(872)
Contract Transactions:
Payments received from contract owners	219	349	55	157	9	181
Transfers between sub-accounts and the fixed account, net	(402)	(1,536)	(47)	(462)	(306)	(640)
Contract benefits	(31)	(53)	(4)	(4)	(14)	(14)
Contract terminations	(691)	(272)	(73)	(165)	(14)	(55)
Contract maintenance charges	(1)	(2)	(1)	(1)	0	(1)
Other transfers (to) from EFILI, net	(1)	(3)	1	1	0	0
Net increase (decrease) in net assets from contract transactions	(907)	(1,517)	(69)	(474)	(325)	(529)
Total increase (decrease) in net assets	(3,049)	(3,217)	(369)	(935)	(797)	(1,401)
Net Assets:
Beginning of period	6,264	9,481	1,426	2,361	1,608	3,009
End of period	$ 3,215	$ 6,264	$ 1,057	$ 1,426	$ 811	$ 1,608
Units Issued, Transferred and Redeemed:
Beginning balance	562	709	160	204	161	213
Units issued	25	32	7	16	1	15
Units transferred	(60)	(146)	(9)	(42)	(35)	(61)
Units redeemed	(88)	(33)	(9)	(18)	(3)	(6)
Ending balance	439	562	149	160	124	161

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of
Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp, on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

A contractholder may allocate funds into subaccounts that invest in certain portfolios of the following mutual funds: Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), Variable Insurance Products Fund III (VIP III), Variable Insurance Products Fund IV (VIP IV), The Universal Institutional Funds (UIF), PBHG Insurance Series Funds (PBHG), Strong Variable Insurance Funds (SVIF) and Credit Suisse Trust (CST). In addition, a contract-holder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

In 2001, EFILI added seven new portfolios to the Account: VIP IV - Consumer Industries, VIP IV - Cyclical Industries, VIP IV - Financial Services, VIP IV - Healthcare, VIP IV - Natural Resources, VIP IV - Technology, and VIP IV - Telecommunications and Growth.

During 2001, the "Morgan Stanley Dean Witter Universal Funds" name was changed to "The Universal Institutional Funds" and the "Warburg Pincus Trust" name was changed to "Credit Suisse Trust". Also, the "UIF - Global Equity" name was changed to "UIF - Global Value Equity", the "CST - International Equity" name was changed to "CST - International Focus", and the "CST - Small Company Growth" name was changed to "CST - Small Cap Growth".

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Investments are made by the sub-accounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Annuity Reserves

Annuity reserves are computed for contracts in the payout stage according to the 1983 Basic and 1983a Individual Annuitant Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes - continued

Under the provisions of Section 817(h) of the Internal Revenue Code ("IRC"), a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Reclassifications

Certain prior year balances have been reclassified to conform with the current year presentation.

New Accounting Pronouncement

A revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was effective for fiscal years beginning after December 15, 2000. The adoption of the new requirements of the guide did not have a material impact on the results of operations or financial position of the Account.

3. Expenses

EFILI deducts a daily charge from the net assets of the Account equivalent to an effective annual rate of 0.75% for the assumption of mortality and expense risks. EFILI deducts a daily administrative charge from the net assets of the Account equivalent to an effective annual rate of 0.25% for Income Advantage contracts and 0.05% for Retirement Reserves contracts. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge, which is recorded as a contract transaction in the accompanying statement of changes in net assets, is waived on certain contracts.

EFILI offers Retirement Reserves contract holders the opportunity to elect a death benefit rider. If elected, EFILI deducts a quarterly charge of 0.05% of the contract value on the date of the quarterly charge. There will be no charges made once the annuitant reaches their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets. Effective January 1, 2003, the Optional Death Benefit will no longer be available to new contracts. Outstanding contracts with this feature will not be affected.

Each of the seven portfolios of VIP IV imposes a 1.0% redemption fee for interests held for less than 60 days. EFILI collects these fees on behalf of VIP IV, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying statement of changes in net assets.

4. Affiliated Company Transactions

The contracts are distributed through Fidelity Brokerage Services LLC (FBS), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II, VIP III and VIP IV portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP, VIP II, VIP III and VIP IV mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2002 were 0.20% to 0.73% depending on the fund.

Annual Report

5. Investments

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the period ended
December 31, 2002:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 77,479	$ 99,822
VIP - High Income	28,123	19,210
VIP - Equity-Income	30,346	41,995
VIP - Growth	4,667	24,481
VIP - Overseas	4,919	6,323
VIP II - Investment Grade Bond	62,950	43,288
VIP II - Asset Manager	6,220	12,536
VIP II - Index 500	10,734	18,344
VIP II - Asset Manager: Growth	2,793	4,434
VIP II - Contrafund	6,856	20,918
VIP III - Balanced	6,064	3,183
VIP III - Growth & Income	3,272	7,632
VIP III - Growth Opportunities	2,776	3,782
VIP III - Mid Cap	7,167	9,499
VIP IV - Telecomm. & Utilities Growth	368	372
VIP IV - Technology	3,138	2,938
VIP IV - Natural Resouces	2,001	1,224
VIP IV - Health Care	3,317	3,495
VIP IV - Financial Services	2,455	1,801
VIP IV - Cyclical Industries	915	901
VIP IV - Consumer Industries	1,362	902
UIF - Emerging Markets Equity	7,435	6,588
UIF - Emerging Markets Debt	3,599	2,500
UIF - Global Value Equity	2,845	1,089
UIF - International Magnum	3,985	2,402
PBHG - Growth II	653	6,085
PBHG - Small Cap Value	8,813	10,080
PBHG - Select Value	5,465	14,928
PBHG - Technology & Communications	9,317	16,464
PBHG - Select 20	533	8,194
SVIF - Mid Cap Growth Fund II	860	3,691
SVIF - Opportunity Fund II	4,041	4,024
CST - Small Cap Growth	1,820	2,765
CST - International Focus	2,199	2,278
CST - Global Post-Venture Capital	59	392

Annual Report

Notes to Financial Statements - continued

5. Investments - continued

The following table shows the number of shares owned, aggregate cost, and net asset value per share of each portfolio at
December 31, 2002:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	131,876	$ 131,876	$ 1.00
VIP - High Income	3,368	30,782	5.93
VIP - Equity-Income	4,894	113,937	18.16
VIP - Growth	3,416	151,814	23.44
VIP - Overseas	1,219	27,245	10.98
VIP II - Investment Grade Bond	7,139	92,612	13.70
VIP II - Asset Manager	4,737	76,420	12.75
VIP II - Index 500	618	88,606	99.92
VIP II - Asset Manager: Growth	1,637	26,055	10.33
VIP II - Contrafund	6,139	132,943	18.10
VIP III - Balanced	1,060	15,505	12.16
VIP III - Growth & Income	2,755	43,152	10.86
VIP III - Growth Opportunities	777	16,077	11.71
VIP III - Mid Cap	1,922	37,808	17.51
VIP IV - Telecomm. & Utilities Growth	57	470	5.95
VIP IV - Technology	438	3,568	5.86
VIP IV - Natural Resouces	132	1,348	8.49
VIP IV - Health Care	467	4,768	8.41
VIP IV - Financial Services	301	2,956	8.44
VIP IV - Cyclical Industries	35	353	8.08
VIP IV - Consumer Industries	77	783	8.13
UIF - Emerging Markets Equity	558	7,328	6.04
UIF - Emerging Markets Debt	319	2,441	7.07
UIF - Global Value Equity	342	4,317	9.84
UIF - International Magnum	262	2,581	7.78
PBHG - Growth II	645	19,660	7.82
PBHG - Small Cap Value	1,423	26,182	12.58
PBHG - Select Value	1,069	18,191	12.00
PBHG - Technology & Communications	8,234	181,498	1.50
PBHG - Select 20	2,297	65,905	6.42
SVIF - Mid Cap Growth Fund II	763	25,376	10.23
SVIF - Opportunity Fund II	532	12,750	13.87
CST - Small Cap Growth	346	10,507	9.29
CST - International Focus	158	2,603	6.68
CST - Global Post-Venture Capital	127	2,644	6.40

Annual Report

6. Unit Values

A summary of unit values and units outstanding for Retirement Reserves (RR) and Income Advantage (IA) contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31:

		Unit value			Ratio of expenses to average net assets (b)			Total Return
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Ratio of gross investment income to average net assets (e)	RR	IA
VIP - Money Market
2002	6,879	$19.18	$19.04	$ 131,875	0.8%	1.0%	1.68%	0.88%	0.68%
2001	8,115	$19.01	$18.91	$ 154,219	0.8%	1.0%	4.36%	3.35%	3.14%
VIP - High Income
2002	979	$20.41	$20.26	$ 19,974	0.8%	1.0%	10.58%	2.62%	2.41%
2001	604	$19.89	$19.78	$ 11,999	0.8%	1.0%	14.20%	(12.44%)	(12.62%)
VIP - Equity-Income
2002	2,314	$38.44	$38.16	$ 88,880	0.8%	1.0%	1.77%	(17.61%)	(17.78%)
2001	2,712	$46.66	$46.41	$ 126,468	0.8%	1.0%	1.68%	(5.72%)	(5.91%)
VIP - Growth
2002	1,985	$40.35	$40.06	$ 80,065	0.8%	1.0%	0.26%	(30.67%)	(30.81%)
2001	2,394	$58.20	$57.89	$ 139,274	0.8%	1.0%	0.08%	(18.31%)	(18.48%)
VIP - Overseas
2002	725	$18.47	$18.34	$ 13,381	0.8%	1.0%	0.81%	(20.92%)	(21.08%)
2001	792	$23.36	$23.23	$ 18,489	0.8%	1.0%	5.49%	(21.80%)	(21.96%)
VIP II - Investment Grade Bond
2002	3,792	$25.82	$25.63	$ 97,808	0.8%	1.0%	3.29%	9.46%	9.24%
2001	3,063	$23.59	$23.46	$ 72,205	0.8%	1.0%	2.89%	7.59%	7.37%
VIP II - Asset Manager
2002	2,360	$25.61	$25.42	$ 60,393	0.8%	1.0%	4.12%	(9.46%)	(9.64%)
2001	2,700	$28.28	$28.13	$ 76,330	0.8%	1.0%	4.15%	(4.86%)	(5.05%)
VIP II - Index 500
2002	2,704	$22.86	$22.69	$ 61,787	0.8%	1.0%	1.38%	(22.87%)	(23.03%)
2001	3,054	$29.64	$29.48	$ 90,484	0.8%	1.0%	1.13%	(12.81%)	(12.99%)
VIP II - Asset Manager: Growth
2002	1,058	$16.00	$15.88	$ 16,913	0.8%	1.0%	3.00%	(16.20%)	(16.37%)
2001	1,184	$19.09	$18.99	$ 22,591	0.8%	1.0%	2.92%	(8.14%)	(8.32%)
VIP II - Contrafund
2002	4,711	$23.60	$23.42	$ 111,114	0.8%	1.0%	0.86%	(10.07%)	(10.26%)
2001	5,291	$26.24	$26.10	$ 138,779	0.8%	1.0%	0.79%	(12.95%)	(13.13%)
VIP III - Balanced
2002	1,061	$12.17	$12.08	$ 12,892	0.8%	1.0%	2.86%	(9.45%)	(9.63%)
2001	857	$13.44	$13.37	$ 11,513	0.8%	1.0%	3.20%	(2.37%)	(2.57%)
VIP III - Growth & Income
2002	2,371	$12.63	$12.54	$ 29,922	0.8%	1.0%	1.44%	(17.28%)	(17.45%)
2001	2,716	$15.27	$15.19	$ 41,456	0.8%	1.0%	1.32%	(9.48%)	(9.66%)
VIP III - Growth Opportunities
2002	1,041	$8.75	$8.68	$ 9,097	0.8%	1.0%	1.12%	(22.47%)	(22.63%)
2001	1,152	$11.28	$11.22	$ 12,987	0.8%	1.0%	0.38%	(15.11%)	(15.28%)

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value			Ratio of expenses to average net assets (b)			Total Return
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Ratio of gross investment income to average net assets (e)	RR	IA
VIP III - Mid Cap
2002	3,498	$9.63	$9.58	$ 33,659	0.8%	1.0%	0.96%	(10.54%)	(10.72%)
2001	3,794	$10.76	$10.73	$ 40,822	0.8%	1.0%	-	(3.99%)	(4.18%)
VIP IV - Telecomm. & Utilities Growth
2002	56	$6.04	$6.02	$ 336	0.8%	1.0%	1.10%	(30.47%)	(30.61%)
2001	58	$8.68	$8.68	$ 504	0.8%	1.0% (c)(d)	0.23%	(13.15%)	(13.22%) (a)
VIP IV - Technology
2002	440	$5.84	$5.82	$ 2,568	0.8%	1.0%	-	(38.29%)	(38.42%)
2001	389	$9.46	$9.46	$ 3,683	0.8%	1.0% (c)(d)	-	(5.36%)	(5.44%) (a)
VIP IV - Natural Resources
2002	137	$8.22	$8.20	$ 1,125	0.8%	1.0%	0.75%	(12.28%)	(12.46%)
2001	68	$9.38	$9.37	$ 637	0.8%	1.0% (c)(d)	0.20%	(6.24%)	(6.32%) (a)
VIP IV - Health Care
2002	470	$8.36	$8.34	$ 3,930	0.8%	1.0%	0.28%	(17.75%)	(17.91%)
2001	510	$10.17	$10.16	$ 5,182	0.8%	1.0% (c)(d)	-	1.65%	1.56% (a)
VIP IV - Financial Services
2002	297	$8.56	$8.54	$ 2,539	0.8%	1.0%	1.04%	(12.12%)	(12.29%)
2001	242	$9.74	$9.74	$ 2,356	0.8%	1.0% (c)(d)	0.41%	(2.56%)	(2.64%) (a)
VIP IV - Cyclical Industries
2002	35	$8.06	$8.04	$ 282	0.8%	1.0%	0.09%	(20.32%)	(20.48%)
2001	44	$10.12	$10.11	$ 447	0.8%	1.0% (c)(d)	-	1.17%	1.08% (a)
VIP IV - Consumer Industries
2002	77	$8.12	$8.10	$ 627	0.8%	1.0%	0.05%	(17.03%)	(17.19%)
2001	38	$9.79	$9.78	$ 374	0.8%	1.0% (c)(d)	-	(2.15%)	(2.23%) (a)
UIF - Emerging Markets Equity
2002	454	$7.42	$7.37	$ 3,368	0.8%	1.0%	-	(9.63%)	(9.81%)
2001	385	$8.21	$8.17	$ 3,162	0.8%	1.0%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2002	181	$12.49	$12.40	$ 2,258	0.8%	1.0%	6.91%	8.35%	8.13%
2001	107	$11.53	$11.47	$ 1,234	0.8%	1.0%	10.25%	9.21%	8.99%
UIF - Global Value Equity
2002	336	$10.02	$9.95	$ 3,365	0.8%	1.0%	1.36%	(17.53%)	(17.70%)
2001	197	$12.15	$12.09	$ 2,387	0.8%	1.0%	1.17%	(7.79%)	(7.98%)
UIF - International Magnum
2002	269	$7.59	$7.54	$ 2,038	0.8%	1.0%	1.35%	(17.48%)	(17.65%)
2001	81	$9.20	$9.15	$ 749	0.8%	1.0%	0.42%	(19.94%)	(20.10%)

Annual Report

6. Unit Values - continued

		Unit value			Ratio of expenses to average net assets (b)			Total Return
	Units (000s)	RR	IA	Net assets (000s)	RR	IA	Ratio of gross investment income to average net assets (e)	RR	IA
PBHG - Growth II
2002	699	$7.22	$7.16	$ 5,045	0.8%	1.0%	-	(30.99%)	(31.12%)
2001	1,260	$10.46	$10.40	$ 13,177	0.8%	1.0%	-	(40.95%)	(41.07%)
PBHG - Small Cap Value
2002	1,398	$12.82	$12.72	$ 17,905	0.8%	1.0%	-	(31.66%)	(31.80%)
2001	1,581	$18.76	$18.66	$ 29,637	0.8%	1.0%	0.11%	5.21%	5.00%
PBHG - Select Value
2002	964	$13.31	$13.22	$ 12,825	0.8%	1.0%	0.84%	(25.67%)	(25.82%)
2001	1,555	$17.91	$17.82	$ 27,829	0.8%	1.0%	0.29%	0.90%	0.70%
PBHG - Tech & Comm
2002	2,321	$5.32	$5.28	$ 12,351	0.8%	1.0%	-	(54.36%)	(54.45%)
2001	3,239	$11.66	$11.60	$ 37,753	0.8%	1.0%	-	(52.70%)	(52.80%)
PBHG - Select 20
2002	1,355	$10.89	$10.81	$ 14,744	0.8%	1.0%	-	(31.89%)	(32.02%)
2001	1,914	$15.98	$15.90	$ 30,581	0.8%	1.0%	-	(36.68%)	(36.81%)
SVIF - Mid Cap Growth Fund II
2002	882	$8.86	$8.79	$ 7,808	0.8%	1.0%	-	(38.05%)	(38.17%)
2001	1,142	$14.30	$14.22	$ 16,327	0.8%	1.0%	-	(31.33%)	(31.47%)
SVIF - Opportunity Fund II
2002	659	$11.21	$11.13	$ 7,384	0.8%	1.0%	0.37%	(27.40%)	(27.55%)
2001	697	$15.45	$15.37	$ 10,771	0.8%	1.0%	0.41%	(4.48%)	(4.67%)
CST - Small Cap Growth
2002	439	$7.33	$7.28	$ 3,215	0.8%	1.0%	-	(34.22%)	(34.36%)
2001	562	$11.15	$11.09	$ 6,264	0.8%	1.0%	-	(16.69%)	(16.85%)
CST - International Focus
2002	149	$7.08	$7.03	$ 1,057	0.8%	1.0%	-	(20.55%)	(20.71%)
2001	160	$8.91	$8.87	$ 1,426	0.8%	1.0%	-	(22.90%)	(23.06%)
CST - Global Post-Venture Capital
2002	124	$6.53	$6.49	$ 811	0.8%	1.0%	-	(34.68%)	(34.82%)
2001	161	$10.00	$9.95	$ 1,608	0.8%	1.0%	-	(29.21%)	(29.35%)

(a) These portfolios commenced operations on July 30, 2001. Performance not annualized for periods less than a year.

(b) For the year ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

(c) These portfolios impose a 1.0% short-term redemption fee on interests held in the corresponding subaccount less than 60 days.

(d) Annualized.

(e) Recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying investment companies in which the Account invests.

Annual Report

Report of Independent Accountants

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of
Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
February 12, 2003

Annual Report

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

(Empire_Fidelity_Investments_Life_insurance_Company_logo)(Registered Trademark)

N.EVA/EFIA-ANN-0203
1.540222.105